United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060
Signature, Place, and Date of Signing:

	Donald von Wedel	Armonk, NY	November 8, 2002

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2002

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$56,302

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209      853    99500 SH       SOLE                    99500
American Barrick Gold Corp.    COM              067901108     1407    90495 SH       SOLE                    90495
American International         COM              026874107     4333    79210 SH       SOLE                    79210
Amex Industrial Energy Select  COM              81369y506     1238    58500 SH       SOLE                    58500
Amex Industrial Select (SPDR)  COM              81369y704     1180    60450 SH       SOLE                    60450
BP Amoco PLC                   COM              055622104      255     6400 SH       SOLE                     6400
Burlington Industries, Inc.    COM              121693105        1    15000 SH       SOLE                    15000
Carlisle Companies, Inc.       COM              142339100      741    20200 SH       SOLE                    20200
ChevronTexaco Corp             COM              166764100     1173    16944 SH       SOLE                    16944
Clayton Homes Inc.             COM              184190106     1135   103400 SH       SOLE                   103400
Community Banks Inc, Millersbu COM              203628102      216     8046 SH       SOLE                     8046
Conocophilips                  COM              20825c104      916    19800 SH       SOLE                    19800
DJII Diamonds                  COM              252787106     4822    63450 SH       SOLE                    63450
Delphi Corporation             COM              247126105     1432   167528 SH       SOLE                   167528
Delta Air Lines, Inc.          COM              247361108      551    59350 SH       SOLE                    59350
Devon Energy Inc.              COM              25179M103     2145    44450 SH       SOLE                    44450
Diamond Offshore Drilling, Inc COM              25271C102      586    29350 SH       SOLE                    29350
Exxon Mobil Corp.              COM              30231G102     2023    63406 SH       SOLE                    63406
FleetBostonFinancial Corp      COM              339030108      888    43700 SH       SOLE                    43700
General Electric               COM              369604103      621    25200 SH       SOLE                    25200
General Motors                 COM              370442105     1870    48081 SH       SOLE                    48081
General Motors CL. H           COM              370442832      301    32856 SH       SOLE                    32856
Household International        COM              441815107      677    23925 SH       SOLE                    23925
INCO Ltd.                      COM              453258402     1416    88200 SH       SOLE                    88200
Int'l Bus Machines             COM              459200101      352     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     1075   125750 SH       SOLE                   125750
Marathon Oil Corp.             COM              565849106      909    40100 SH       SOLE                    40100
Mellon Financial Corp          COM              58551A108      823    31740 SH       SOLE                    31740
Merck & Company                COM              589331107      975    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     2079    95900 SH       SOLE                    95900
Nisource Inc.                  COM              65473P105      383    22200 SH       SOLE                    22200
Norfolk Southern               COM              655844108      238    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109      598    28800 SH       SOLE                    28800
PPL Corp.                      COM              69351t106      411    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      918   115500 SH       SOLE                   115500
PepsiCo                        COM              713448108      207     5592 SH       SOLE                     5592
Philip Morris Inc.             COM              718154107      524    13509 SH       SOLE                    13509
Rowan Cos Inc.                 COM              779382100     1657    88900 SH       SOLE                    88900
Southwestern Energy Company    COM              845467109      648    54000 SH       SOLE                    54000
The Timken Company             COM              887389104      998    59570 SH       SOLE                    59570
TransCanada Pipelines LTD      COM              893526103      199    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      645    39175 SH       SOLE                    39175
Union Pacific                  COM              907818108      231     4000 SH       SOLE                     4000
Unisys Corp.                   COM              909214108      949   135600 SH       SOLE                   135600
United States Steel Corp New   COM              912909108      356    30700 SH       SOLE                    30700
Unumprovident Corp             COM              91529Y106     2359   115900 SH       SOLE                   115900
Verizon Communication          COM              92343v104      824    30043 SH       SOLE                    30043
Washington Mutual Inc.         COM              939322103     2698    85731 SH       SOLE                    85731
Wyeth                          COM              983024100      382    12000 SH       SOLE                    12000
York International             COM              986670107      424    15050 SH       SOLE                    15050
I Shares Inc MSCI Hong Kong In COM              464286871     1304   182825 SH       SOLE                   182825
I Shares Inc MSCI United Kingd COM              464286699     1346   115100 SH       SOLE                   115100
I Shares MSCI Taiwan Index Fun COM              464286731     1009   131900 SH       SOLE                   131900